SHARE-BASED COMPENSATION - Schedule of Share Option Movements (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018
SHARE-BASED COMPENSATION
Options Outstanding, Beginning Balance	3,073,314	797,104
Options Outstanding, Granted		2,712,138	845,000
Options Outstanding, Exercised		14,457
Option Outstanding, Forfeited/Cancelled	2,232,547	421,471	47,896
Options Outstanding, Ending Balance	840,767	3,073,314	797,104
Options outstanding, Vested and Exercisable	471,200
Weighted average exercise price per share, Beginning Balance	$ 8.74	$ 8.74
Weighted average exercise price per share, Granted		8.74	$ 8.74
Weighted average exercise price per share, Exercised		8.74
Weighted average exercise price per share, Forfeited/Cancelled	8.74	8.74	8.74
Weighted average exercise price per share, Ending Balance	8.74	$ 8.74	$ 8.74
Weighted average exercise price per share,Vested and Exercisable	$ 8.74
Weighted average remaining contractual years to expiry per share, Granted		8 years 3 months 14 days	8 years 7 months 17 days
Weighted average remaining contractual years to expiry per share, Forfeited/Cancelled	7 years 3 months 14 days	8 years 3 months 18 days	8 years 2 months 15 days
Weighted average remaining contractual years to expiry per share, Outstanding	7 years 3 months 14 days	8 years 3 months 29 days	8 years 7 months 28 days
Unvested shares option weighted average vesting period	7 years 3 months 14 days
Weighted average fair value at grant date, Ending Balance	$ 10.73	$ 7.98	$ 11.4
Weighted average fair value at grant date, Vested and Exercisable	$ 10.13
Aggregate intrinsic value, Outstanding Balance	$ (823,950)	$ (1,407,301)	$ 2,630,442
Aggregate intrinsic value, Vested and Exercisable	$ (461,776,000)